Fair Value of Financial Assets and Liabilities - Fair Value Measured of Assets and Liabilities (Detail) - Fair value measurement [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 1,426	$ 1,493
Liabilities	(336)	(349)
Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	(333)
Commodity derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	(3)
Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	1,408	1,464
Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	18	29
Liabilities	(330)	$ (349)
Level 2 [member] | Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	(333)
Level 2 [member] | Commodity derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities	(3)
Marketable securities [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	1,352
Marketable securities [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	1,352
Foreign currency derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	15
Foreign currency derivatives [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	15
Commodity Derivatives Assets [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	59
Commodity Derivatives Assets [Member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	56
Commodity Derivatives Assets [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	3
Interest rate derivatives [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	10
Interest rate derivatives [Member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets	$ 10